Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 8,690.97
Total Fee Amount	8,690.97
Total Transaction Valuation	62,932,449.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A